RELATED PARTIES - Schedule of Compensation to Directors and Executive Officers (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule Of Compensation To Directors And Executive Officers Abstract
Short-term employee benefits	$ 716,247	$ 251,410